GS Mortgage-Backed Securities Trust 2021-PJ7 ABS-15G

Exhibit 99.5 Schedule 2

Rating Agency Grades
Run Date - 07/01/2021 2:29:01 PM

LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXX	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXX	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXX	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXX	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A